Income Taxes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective income tax rate	35.30%	(13.00%)	(551.70%)	(58.70%)	35.00%	18.40%	4.80%